Consolidated Balance Sheets - CAD	Nov. 30, 2017	Nov. 30, 2016
Current
Cash	CAD 1,897,061	CAD 4,144,424
Accounts receivable, net (Note 4)	689,619	472,474
Investment tax credits	636,489	681,136
Prepaid expenses, sundry and other assets	225,092	400,642
Inventory (Note 3)	115,667	0
Current Assets	3,563,928	5,698,676
Deferred offering costs (Note 10)	565,302	386,375
Property and equipment, net (Note 5)	3,267,551	1,889,638
Assets	7,396,781	7,974,689
Current
Accounts payable	2,060,084	807,295
Accrued liabilities (Note 6)	782,369	384,886
Employee costs payable (Note 8)	214,980	1,044,151
Capital lease obligations (Note 9)	0	14,829
Convertible debenture (Note 7)	1,290,465	1,494,764
Deferred revenue (Note 3)	300,000	450,000
Current Liabilities	4,647,898	4,195,925
Deferred revenue (Note 3)	2,362,500	2,662,500
Liabilities	7,010,398	6,858,425
Shareholders' equity
Capital stock (Note 10) authorized, unlimited common shares without par value, unlimited preference shares issued and outstanding 34,704,515 common shares (November 30, 2016 - 29,789,992)	35,290,034	29,830,791
Additional paid-in capital	36,685,387	34,017,071
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(71,873,459)	(63,016,019)
Stockholders' Equity	386,383	1,116,264
Contingencies (Note 16)
Liabilities and Stockholders' Equity	CAD 7,396,781	CAD 7,974,689